Related Party Transactions (Details)				1 Months Ended			3 Months Ended	4 Months Ended		9 Months Ended
	Jan. 21, 2021 shares	Dec. 28, 2020 shares	Aug. 28, 2020 USD ($) $ / shares shares	Jan. 21, 2021 USD ($) shares	Dec. 28, 2020 shares	Aug. 28, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 D shares	Dec. 31, 2020 USD ($) D $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 02, 2020 USD ($)	Dec. 31, 2019 shares
Related Party Transactions (Details) [Line Items]
Ordinary shares outstanding									11,380,421			11,324,677
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Dividend per share (in Shares)					0.5
Related party transaction, description										On January 21, 2021, the Company effected a 1.1111 for 1 stock dividend for each Founder Share of Class B common stock outstanding, resulting in our Sponsor holding an aggregate of 5,750,000 founder shares including 750,000 Founder Shares that are subject to forfeiture for no consideration to the extent that the underwriter’s over-allotment option is not exercised in full or in part. On January 26, 2021, the underwriter exercised the full over-allotment option and therefore the 750,000 Founder Shares are no longer subject to forfeiture.
Admin support expense | $							$ 30,000			$ 83,226
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares									$ 12.00
Number of trading days at $12.00 per share or more for sponsors to transfer shares | D								20	20
Threshold period for not to transfer, assign or sale of shares or warrants, after the completion of the initial business combination								1 year
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences								150 days	150 days
Working capital loans | $							1,500,000		$ 1,500,000	$ 1,500,000
Warrant price per share (in Dollars per share) | $ / shares									$ 1.00	$ 1.00
Office space and administrative support services fees | $				$ 10,000					$ 10,000
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares outstanding			5,175,000			5,175,000
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount | $											$ 300,000
Balance of promissory | $							$ 0		$ 92,766	$ 0
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares outstanding							5,476,837		5,296,549	5,476,837		5,296,549
Class B Common Stock [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares outstanding							5,750,000		5,750,000	5,750,000
Number of shares subject to forfeiture									750,000
Class B Common Stock [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of share (in Shares)			3,450,000			3,450,000
Common stock value | $			$ 25,000			$ 25,000
Common stock price per share | $ / shares			$ 0.007			$ 0.007
Common stock per share (in Shares)			0.007			0.007
Dividend per share (in Shares)		0.5
Ordinary shares outstanding		5,175,000			5,175,000
Number of shares subject to forfeiture								750,000
Class B Common Stock [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member] | Founder Shares [Member] | Subsequent Event
Related Party Transactions (Details) [Line Items]
Dividend per share (in Shares)	1.1111
Ordinary shares outstanding	5,750,000			5,750,000
Number of shares subject to forfeiture	750,000
Class A Common Stock [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares outstanding							0		0	0